Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Central Index Key	0001677940
Entity Registrant Name	BeyondSpring Inc.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Entity File Number	001-38024
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	28 Liberty Street, 39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	BYSI
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	38,927,563
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Location	Beijing, People’s Republic of China
Auditor Firm ID	1408
Document Shell Company Report	false
Document Registration Statement	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street, 39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	646
Local Phone Number	305-6387
Contact Personnel Name	Dr. Lan Huang, Chairperson of the Board and Chief Executive Officer